Intangible Assets - Additional Information (Details)	12 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Mar. 04, 2022
Weighted Average Cost of Capital
Disclosure Of Intangible Assets [Line Items]
Discount rate		19.6	15.7
Carrying Amounts | Kratos Platform
Disclosure Of Intangible Assets [Line Items]
Development expenditure	$ 4,073,566	$ 204,448